Accounts Receivable - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounts receivable [line items]
Non - current account receivable	$ 1,054	$ 2,139
Bottom of range [member]
Disclosure of accounts receivable [line items]
Trade receivable term	30 days
Top of range [member]
Disclosure of accounts receivable [line items]
Trade receivable term	90 days